RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Research and development expenses	$ 3,370	$ 5,949	$ 7,167
Alzheimer's Disease Therapeutics [Member]
Statement [Line Items]
Research and development expenses	0	4	0
Anti-Infectives [Member]
Statement [Line Items]
Research and development expenses	0	0	4
BPH (Enlarged Prostate) and Prostate Cancer Therapeutics [Member]
Statement [Line Items]
Research and development expenses	3,370	5,944	7,162
Tobacco Exposure Tests [Member]
Statement [Line Items]
Research and development expenses	0	1	1
Research and Development Program [Member]
Statement [Line Items]
Research and development expenses	$ 0	$ 0	$ 0